UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22882

BMO Lloyd George Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1.   Reports to Stockholders.

BMO Lloyd George Frontier Markets Equity Fund

Semi-Annual Report

February 28, 2014

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Period December 18, 2013 (inception date) through February 28, 2014

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended February 28, 2014 (12/18/13-2/28/14).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund	Beginning account value 12/18/13	Ending account value 2/28/14	Annualized Expense Ratio(1)	Expenses paid during period 12/18/13- 2/28/14(1)
BMO Lloyd George Frontier Markets Equity Fund
Actual	$1,000.00	$984.00	2.00%	$3.91
Hypothetical (5% return before expenses)	1,000.00	1,021.06	2.00	3.99

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period December 18, 2013 (inception date) through February 28, 2014, multiplied by the average account value over the period, multiplied by 72/365 (to reflect the partial period).

February 28, 2014 (Unaudited)

Schedule of Investments	BMO Lloyd George Frontier Markets Equity Fund

Description	Shares	Value
Common Stocks — 83.2%

Bangladesh — 1.1%
British American Tobacco Bangladesh Co., Ltd.	9,050	$269,002

Botswana — 1.3%
Letshego Holdings Ltd.	1,244,150	330,969

Cambodia — 4.2%
NagaCorp Ltd.	1,040,000	1,037,246

Colombia — 3.5%
Almacenes Exito SA	50,994	628,577
Bolsa de Valores de Colombia	25,618,510	249,173

		877,750

Costa Rica — 0.2%
Florida Ice & Farm Co. SA	17,592	53,157

Croatia — 1.5%
Ledo DD	242	377,299

Egypt — 7.7%
Commercial International Bank Egypt SAE GDR	151,280	732,800
Eastern Tobacco	20,005	479,960
Juhayna Food Industries	324,357	707,368

		1,920,128

Georgia — 5.2%
Bank of Georgia Holdings PLC	33,430	1,298,742

Ghana — 0.3%
Fan Milk Ltd.	25,500	72,349

Kenya — 4.6%
Barclays Bank of Kenya Ltd.	1,405,900	261,827
British American Tobacco Kenya Ltd.	15,400	102,964
East African Breweries Ltd.	220,800	676,830
Uchumi Supermarkets Ltd.	516,700	107,584

		1,149,205

Mauritius — 2.8%
Mauritius Commercial Bank	96,510	683,613

Netherlands — 1.9%
OCI (1)	9,490	464,230

Nigeria — 14.5%
Access Bank PLC	1,915,800	89,437
Afren PLC (1)	110,130	300,233
Cadbury Nigeria PLC	307,410	156,594
Guaranty Trust Bank PLC	10,452,760	1,609,677
Nestle Nigeria PLC	41,905	279,468
Nigerian Breweries PLC	524,850	483,674
Zenith Bank PLC	5,575,076	692,913

		3,611,996

Oman — 4.2%
BankMuscat SAOG	262,880	458,845
Oman Telecommunications Co. SAOG	141,040	586,140

		1,044,985

Description	Shares, Warrants or Principal Amount	Value
Common Stocks (continued)

Pakistan — 3.6%
Lucky Cement Ltd.	289,500	$899,673

Philippines — 3.3%
Universal Robina Corp.	261,010	818,672

Romania — 4.9%
Fondul Proprietatea SA	4,854,700	1,215,758

Senegal — 4.1%
Sonatel	21,410	1,027,187

Turkmenistan — 3.7%
Dragon Oil PLC	89,760	910,113

United Arab Emirates — 1.1%
Aramex PJSC	330,450	284,297

Vietnam — 6.9%
Viet Nam Dairy Products JSC	256,890	1,716,658

Zimbabwe — 2.6%
Delta Corp. Ltd.	523,655	638,859

Total Common Stocks (identified cost $20,696,507)		20,701,888

Warrants — 9.1%

Luxembourg — 4.4%
Etihad Etisalat Co., Exercise Price: $12.50, 3/24/2014 (1)	30,273	742,597
Jarir Marketing Co., Exercise Price: $35.00, 3/24/2014 (1)	7,080	340,690

		1,083,287

United Kingdom — 4.7%
Herfy Food Services Co., Exercise Price: $27.47, 10/8/2015 (1)	21,782	729,775
Saudi Dairy & Foodstuff Co., Exercise Price: $15.20, 6/26/2015 (1)	20,915	442,660

		1,172,435
Total Warrants (identified cost $2,149,682)		2,255,722

Short-Term Investments — 9.3%

European Time Deposit — 9.3%
State Street Euro Dollar Time Deposit, 0.010%, 3/3/2014	$2,310,104	2,310,104

Total Short-Term Investments (identified cost $2,310,104)		2,310,104

Total Investments — 101.6% (identified cost $25,156,293)		25,267,714
Other Assets and Liabilities — (1.6)%		(396,726)

Total Net Assets — 100.0%		$24,870,988

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Schedule of Investments

Industry Allocation

Industry	Value	% of Total Net Assets
Agriculture	$851,926	3.4%
Banks	5,827,853	23.4
Beverages	1,213,661	4.9
Building Materials	899,673	3.6
Chemicals	464,230	1.9
Closed-End Funds	1,215,758	4.9
Diversified Financial Services	580,142	2.3
Food	4,235,992	17.0
Holding Companies-Diversified	638,859	2.6
Lodging	1,037,246	4.2
Oil & Gas	1,210,346	4.9
Retail	628,577	2.5
Telecommunications	1,613,328	6.5
Transportation	284,297	1.1

Total Common Stocks	20,701,888	83.2
Warrants	2,255,722	9.1
European Time Deposit	2,310,104	9.3

Total Investments	25,267,714	101.6
Other Assets and Liabilities	(396,726)	(1.6)

Total Net Assets	$24,870,988	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	6.7%
Consumer Staples	25.3
Energy	4.9
Financials	33.2
Industrials	1.1
Materials	5.5
Telecommunication Services	6.5
Warrants	9.1
Other Assets & Liabilities, Net	7.7

Total	100.0%

Notes to Schedule of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2014.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2014 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Non-income producing.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Statement of Assets and Liabilities	BMO Lloyd George Frontier Markets Equity Fund

Assets:
Investments in unaffiliated issuers, at value	$25,267,714
Cash denominated in foreign currencies	142,758 (1)
Dividends and interest receivable	18,797

Total assets	25,429,269
Liabilities:
Payable for investments purchased	516,269
Payable for foreign tax expense	14,315
Payable to affiliates, net (Note 5)	21,579
Other liabilities	6,118

Total liabilities	558,281

Total net assets	$24,870,988

Net assets consist of:
Paid-in capital	$24,816,593
Net unrealized appreciation on investments and foreign currency translation	111,410
Accumulated net realized & unrealized loss on investments and foreign currency transactions	(26,767)
Distributions in excess of net investment income	(30,248)

Total net assets	$24,870,988

Net asset value, offering price and redemption proceeds per investor class of share (unlimited shares authorized, no par value)	$9.84

Total investor class of shares outstanding	2,527,801

Total investments in unaffiliated issuers, at cost	$25,156,293

(1)	Identified cost of cash denominated in foreign currencies is $142,729.

(See Notes which are an integral part of the Financial Statements)

For the Period December 18, 2013 (inception date) through February 28, 2014 (Unaudited)

Statement of Operations	BMO Lloyd George Frontier Markets Equity Fund

Investment income:
Dividend income, unaffiliated issuers	$17,626	(1)
Interest income	58

Total income	17,684
Expenses:
Investment advisory fees (Note 5)	35,949
Shareholder service fees (Note 5)	5,991
Administrative fees (Note 5)	2,217
Portfolio accounting fees	3,999
Recordkeeping fees	5,560
Custodian fees (Note 5)	11,481
Registration fees	2,780
Professional fees	8,259
Printing and postage	1,390
Directors’ fees	2,059
Miscellaneous	2,780

Total expenses	82,465
Deduct:
Expense waivers (Note 5)	(34,533)

Net expenses	47,932

Net investment loss	(30,248)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net unrealized loss on investment transactions from unaffiliated issuers	(9,052	)(2)
Net realized loss on foreign currency transactions	(17,715)
Net change in unrealized appreciation on investments and foreign currency translation	111,410

Net realized and unrealized gain on investments and foreign currency	84,643

Change in net assets resulting from operations	$54,395

(1)	Net of foreign taxes withheld of $5,271.
(2)	Net of foreign taxes withheld of $9,052.

(See Notes which are an integral part of the Financial Statements)

For the Period December 18, 2013 (inception date) through February 28, 2014 (Unaudited)

Statement of Changes in Net Assets	BMO Lloyd George Frontier Markets Equity Fund

Change in net assets resulting from:
Operations:
Net investment loss	$(30,248)
Net unrealized loss on investments	(9,052)
Net realized loss on foreign currency transactions	(17,715)
Net change in unrealized appreciation on investments and foreign currency translation	111,410

Change in net assets resulting from operations	54,395
Capital stock transactions:
Proceeds from sale of shares	24,716,593

Change in net assets	24,770,988
Net assets:
Beginning of period (1)	100,000

End of period	$24,870,988

Distributions in excess of net investment income included in net assets at end of period	$(30,248)

Capital stock transactions in shares:
Sale of shares	2,517,801

(1)	Prior to December 18, 2013, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act of 1933 and the sale of 10,000 Shares for $100,000 to BMO Asset Management Corp. on December 6, 2013.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout the period)

Period Ended February 28,	Net asset value, beginning of period	Net investment loss	Net realized and unrealized loss on investment and foreign currency transactions		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment and foreign currency transactions	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (2)	Net investment loss (2)
BMO Lloyd George Frontier Markets Equity Fund
2014(5)	$10.00	$(0.01)	$(0.15	)(6)	$(0.16)	$—	$—	$—	$9.84	(1.60)%	3.44%	2.00%	(1.26)%	$24,871	0%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from December 18, 2013 (inception date) to February 28, 2014. (Unaudited)
(6)	The amount of net loss from investments (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the period.

(See Notes which are an integral part of the Financial Statements)

February 28, 2014 (Unaudited)

Notes to Financial Statements	BMO Lloyd George Frontier Markets Equity Fund

1.	Organization

BMO Lloyd George Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An interval fund continuously offers its shares to the public, but only offers to purchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the MSCI Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Fund’s policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by BMO Asset Management Corp. (the “Adviser” or sub-adviser, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Notes to Financial Statements (continued)

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund did not hold any foreign currency exchange contracts during or at the period ended February 28, 2014.

Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Trustees.

Commitments and Contingencies—In the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

BMO Lloyd George Frontier Markets Equity Fund

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended February 28, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended February 28, 2014. It is the Fund’s policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$20,701,888	$—	$—	$20,701,888
Warrants	2,255,722	—	—	2,255,722
Short-Term Investments	—	2,310,104	—	2,310,104

Total	$22,957,610	$2,310,104	$—	$25,267,714

(1)	All sub-categories within Common Stocks represent Level 1 evaluation status.

4.	Capital Stock

The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 under the Securities Act of 1933, as amended. As of February 28, 2014, the Fund had registered a total of 11,200,000 shares with no par value. Investors may purchase shares each business day without any sales charge at a price equal to the NAV per share next determined after receipt of a purchase order.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s Prospectus, the Fund will make quarterly repurchase offers of between 5% and 25% of the Fund’s outstanding Shares. A repurchase fee equal to 2% of the value of the Shares repurchased will be applied to offset repurchase expenses. As of February 28, 2014, the Fund’s first quarterly repurchase offer had not yet occurred.

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. As compensation for its advisory services under the investment advisory agreement with the Fund, the Fund pays the Adviser, on a monthly basis, an annual management fee equal to 1.50% of the average daily net assets of the Fund (“ADNA”). The Fund’s sub-adviser is Lloyd George Management (Europe) Limited, an affiliate of the Adviser. It is the Adviser’s responsibility to select sub-advisers for the Fund and to review each sub-adviser’s performance. The Adviser compensates the sub-adviser based on the level of average daily net assets of the Fund.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 2.00% of the average daily net assets of the Fund. The Adviser may not terminate this arrangement prior to December 31, 2014 unless the investment advisory agreement is terminated. In addition, the Adviser may voluntarily waive any portion of its management fee for the Fund. Any such voluntary waiver by the Adviser may be terminated at any time in the Adviser’s sole discretion.

The Fund’s Adviser has agreed to absorb all organizational and initial offering costs. The Fund’s Expense Limitation Agreement does not include a recoupment provision and therefore organizational and initial offering costs paid by the Adviser will not be subject to reimbursement by the Fund.

Notes to Financial Statements (continued)

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Fund pays the Adviser at the annual rate of 0.25% of average daily net assets for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser also may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion.

Administrative Fee—The fee paid to the Adviser is based on the Fund’s average daily net assets as listed below:

Annual Rate	ADNA
0.0925%	on the first $250 million
0.0850	on the next $250 million
0.0800	on the next $200 million
0.0400	on the next $100 million
0.0200	on the next $200 million
0.0100	in excess of $1.0 billion

Investment Transactions—The Fund, on occasion, may purchase or sell a security with another fund or client of the Adviser pursuant to procedures approved by the Trustees.

General—Certain of the Officers and Trustees of the Fund are also Officers and Trustees of one or more of the above companies, which are affiliates of the Fund. None of the Fund officers or interested trustees receives any compensation from the Fund. Certain officers and Trustees of the Fund are also officers of the Adviser.

6.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the period ended February 28, 2014, were $20,696,507 and $0, respectively.

7.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complied with the Financial Accounting Standards Board (“FASB”) interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund, has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the period ended February 28, 2014. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$25,156,293	$835,912	$(724,491)	$111,421

8.	Subsequent Events

On March 31, 2014, the Fund completed its first quarterly repurchase event. Shares totaling 126,335 were repurchased at a value of $1,258,294.

Shareholder Report Disclosure of Trustees’ Approval of Advisory and Sub-Advisory Contracts

Approval of Investment Advisory and Subadvisory Agreements for BMO Lloyd George Frontier Markets Equity Fund

At a meeting held on August 14, 2013 (the “Meeting”), the Board of Directors (the “Board”) of BMO Lloyd George Frontier Markets Equity Fund (the “Fund”), including the Directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered: (i) the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Fund and BMO Asset Management Corp. (the “Adviser”); and (ii) the initial approval of the subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and Lloyd George Management (Europe) Limited (“LGM” or the “Subadviser”) on behalf of the Fund.

During the Meeting, the Board met in person with management of the Adviser and with a representative from LGM. In that meeting, the Board and the Adviser discussed the structure of the Fund as a closed-end interval fund and the risks associated with investments in frontier markets including, among other risks, investment risks and custody arrangements. The Board and the Adviser also discussed the objectives and principal investment strategies for the Fund, the rationale for launching the Fund within the mutual fund family, the capabilities of the investment team, including performance records and capacity, and discussed the proposed fee and expense structure, competitive landscape and schedule for launch. In addition, the representative of LGM described, among other things, LGM’s proposed management of the Fund, including the proposed portfolio management team’s experience in frontier markets and LGM’s investment approach and process. The Board then discussed the product, the investment team, the nature and quality of services to be provided by the investment team, the fees and expenses to be charged to the Fund, the anticipated growth of the Fund and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed Fund, the capabilities of the Adviser, the Subadviser and the investment team to adequately manage the Fund, and the relative fees and expenses. The Independent Directors also met separately in executive session with independent legal counsel to review and consider the information provided by the Adviser and LGM regarding the proposed Advisory and Subadvisory Agreements for the Fund.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with funds in the BMO complex and the services the Adviser and the Subadviser provide for such funds. The Independent Directors noted that, in evaluating the Advisory and Subadvisory Agreements, they were taking into account their accumulated experience as Independent Directors in working with the Adviser on matters relating to other funds in the BMO complex. Based on their review, the Independent Directors concluded that it was in the best interests of the Fund to approve each of the Advisory Agreement and Subadvisory Agreement and, accordingly, recommended that the Board approve each of the Advisory Agreement and Subadvisory Agreement for the Fund. In reaching its decision, the Board considered materials relevant to its review of the Advisory and Subadvisory Agreements, including a copy of the proposed Advisory and Subadvisory Agreements, the fees proposed to be paid to the Adviser and to the Subadviser, information regarding the Fund’s investment strategy, personnel, compliance program and operations, information regarding the Adviser’s and Subadviser’s financial condition, and other information provided in response to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Advisory Agreement with the Adviser

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board reviewed information describing the resources and key personnel of the Adviser, including the personnel who would provide investment management services to the Fund. The Board considered the administrative services that the Adviser would provide for the Fund. The Board also considered the Adviser’s experience in providing investment advisory services to new funds.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the Fund by the Adviser are expected to be satisfactory.

Performance Information

As the Fund is a newly created series, the Board did not review performance information for the Fund. The Board did, however, review performance data for various periods ended June 30, 2013, which was the composite performance of accounts managed by the Subadviser with a similar strategy to the Fund.

Costs of Services Provided and Profitability

The Board reviewed information comparing the Fund’s management fee to the standard fee for the frontier markets investment strategy charged to institutional clients at LGM. The Board considered the Adviser’s assessment that management of a frontier markets strategy is generally more costly than other strategies due to the nature of the strategy. The Board noted that the Fund’s management fee was favorable in comparison to the management fee for such institutional clients. In addition, the Board reviewed the Fund’s proposed net expense ratio as compared to a group of peers with similar investment strategies based on information provided by the Adviser. The Board also considered that the Adviser has agreed to a contractual expense limitation for the Fund (the “Expense Limitation”), and that the net expense ratio for the Fund takes into account the effect of the Expense Limitation. In reviewing the information, the Board noted that the Adviser provided information indicating that the Fund’s net expense ratio would be in-line with the funds in its peer group.

Shareholder Report Disclosure of Trustees’ Approval of Advisory and Sub-Advisory Contracts (continued)

The Board also noted that because the Fund was newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

On the basis of the information provided, the Board concluded that the Fund’s management fee was reasonable, taking into account the nature, quality and extent of services to be provided by the Adviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Fund was not yet operational and had no assets and also considered the Fund’s net expense ratio giving effect to the Expense Limitation and concluded that the Fund’s Expense Limitation was a reasonable way to provide the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates, including LGM, from their contractual relationships with the Fund, including administration fees. The Board concluded that, taking into account these benefits, the management fee for the Fund was reasonable.

Subadvisory Agreement with the Subadviser

Nature, Extent and Quality of Services

Similar to the review of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services to be provided by LGM. The Board reviewed the qualifications and background of the Subadviser, the investment approach and philosophy of the Subadviser, and the experience and skills of the investment personnel responsible for the day-to-day management of the Fund. The Board considered the presentation by LGM. The Board also considered the services to be provided by LGM under the Subadvisory Agreement, including selecting broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and assisting with portfolio compliance with securities laws, regulations, policies and procedures.

Based upon this review, the Board concluded that the nature, quality and extent of the services to be provided to the Fund by the Subadviser are expected to be satisfactory.

Performance Information

As the Fund is a newly created series, the Board did not review performance information for the Fund. The Board did, however, review performance data for various periods ended June 30, 2013, which was the composite performance of accounts managed by the Subadviser with a similar strategy to the Fund.

Costs of Services Provided and Profitability

The Board considered the proposed fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Adviser (not the Fund). With respect to profitability, the Board considered that the Adviser compensates the Subadviser from its fee and that the Subadviser is an affiliate of the Adviser.

On the basis of the information provided, the Board concluded that the subadvisory management fee to be paid to LGM was reasonable, taking into account the nature, quality and extent of services to be provided by the Subadviser.

Economies of Scale

Because the Subadviser is an affiliate of the Adviser and is paid by the Adviser, the Board did not separately review the extent to which economies of scale are realized as the Fund grows. The Board noted that the Subadviser’s compensation would be reduced proportionately along with any advisory fee reductions as a result of any future advisory fee breakpoints.

Other Benefits to the Subadviser

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund, including the opportunity to provide advisory services to an additional Fund and reputational benefits. In addition, the Board noted that the Subadviser was an affiliate of the Adviser.

Conclusion

After full consideration of the above factors as well as other factors that were instructive in evaluating the Advisory Agreement and the Subadvisory Agreement, the Board concluded that the terms of the Advisory Agreement and the Subadvisory Agreement are fair and reasonable and that approval of the Advisory Agreement and the Subadvisory Agreement is in the best interests of the Fund, taking into consideration the nature, extent and quality of services to be provided, proposed fee and expense levels, economies of scale and other benefits to the Adviser and the Subadviser.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contain facts concerning its objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Fund’s Statement of Additional Information, which is available on the Fund’s website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Fund are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the Fund, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

M&I Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2014 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

Dec. 18-31, 2013	0	0	0	0

Jan. 1-31, 2014	0	0	0	0

Feb. 1-28, 2014	0	0	0	0

Total	0	0	0	0

*As of February 28, 2014, the Fund’s first quarterly repurchase offer had not yet occurred. Fund inception date is December 18, 2013.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)   Not applicable to semi-annual reports.

(a) (2)   Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)   Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Lloyd George Frontier Markets Equity Fund

/s/ John M. Blaser

By: John M. Blaser

President

April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

April 22, 2014

/s/ Timothy M. Bonin

By: Timothy M. Bonin

Treasurer

(Principal Financial Officer)

April 22, 2014